Subsequent Events (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii - USD ($)	Jan. 07, 2022	Dec. 31, 2021	Aug. 04, 2020
Loan amount from Sponsor outstanding			$ 267,000
Price of warrants (in dollars per share)		$ 1.00	$ 1.00
Working capital loan | Subsequent Event
Loan amount from Sponsor outstanding	$ 800,000
Sponsor Note | Subsequent Event
Price of warrants (in dollars per share)	$ 1.00